Reverse Recapitalization - Narrative (Details)		3 Months Ended		12 Months Ended
	Sep. 24, 2025 USD ($) tranche $ / shares shares	Mar. 31, 2026 $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Sep. 23, 2025 shares	Sep. 22, 2025 $ / shares shares	Sep. 15, 2025 USD ($)
Schedule Of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	0.66
Common stock, outstanding (in shares)	174,957,000	177,476,000		175,440,000	58,057,000
Reverse recapitalization, consideration received | $	$ 171,200,000
Proceeds from issuance of Series A cumulative redeemable convertible preferred stock | $	145,000,000.0			$ 145,000,000	$ 0	$ 0
Proceeds from the reverse recapitalization, net of transaction costs | $	26,200,000			$ 26,239,000	$ 0	$ 0
Reverse recapitalization, transaction costs, expensed | $	$ 3,200,000
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares)				142,000
Reverse recapitalization, contingent consideration, (in shares)		6,250,000		6,250,000
PIPE Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant exercise price (in dollars per share) | $ / shares		$ 12.00		$ 12.00
NRA Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant exercise price (in dollars per share) | $ / shares		12.00		12.00
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant exercise price (in dollars per share) | $ / shares		9.28		9.28
Number of shares called by each warrant (in shares)	1
Private Placement Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant exercise price (in dollars per share) | $ / shares		$ 9.28		$ 9.28
Number of shares called by each warrant (in shares)	1
Legacy Kodiak
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, transaction costs | $	$ 32,000,000.0
AACT
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)							49,360,000
Intangible assets, net (including goodwill) | $	$ 0
AACT | Redeemable Warrants of AACT
Schedule Of Reverse Recapitalization [Line Items]
Warrant outstanding (in shares)	24,999,987
AACT | Private Placement Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant outstanding (in shares)	14,300,000
Cumulative redeemable convertible preferred stock
Schedule Of Reverse Recapitalization [Line Items]
Preferred stock, convertible, conversion ratio	1						1
Series A Cumulative Convertible Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Temporary equity, carrying amount, period decrease | $	$ 6,000,000.0
Common Stock Additional Paid-In Capital | Additional Paid-In Capital
Schedule Of Reverse Recapitalization [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization | $	$ 22,800,000
NRA Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares converted, recapitalization (in shares)	368,000
Sponsor Earn Out Securities
Schedule Of Reverse Recapitalization [Line Items]
New shares issued during period (in shares)	6,250,000	6,250,000
Reverse recapitalization, contingent consideration, (in shares)	6,250,000
Sponsor Earn Out Securities | Triggering Event I Threshold
Schedule Of Reverse Recapitalization [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 18.00
Contingent consideration, stock price, trading days, minimum (in days)	20 days
Contingent consideration, stock price, consecutive trading day period (in days)	30 days
Contingent consideration, earn out period (in years)	4 years
Legacy Kodiak Advisor Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares converted, recapitalization (in shares)	1,092,000
Earn Out Securities
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, (in shares)	74,998,317
Number of tranches | tranche	3
Earn Out Securities | Triggering Event I
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, (in shares)	24,999,439
Sale of stock, price per share (in dollars per share) | $ / shares	$ 18.00
Contingent consideration, stock price, trading days, minimum (in days)	20 days
Contingent consideration, stock price, consecutive trading day period (in days)	30 days
Earn Out Securities | Triggering Event II
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, (in shares)	24,999,439
Sale of stock, price per share (in dollars per share) | $ / shares	$ 23.00
Contingent consideration, stock price, trading days, minimum (in days)	20 days
Contingent consideration, stock price, consecutive trading day period (in days)	30 days
Earn Out Securities | Triggering Event III
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, (in shares)	24,999,439
Sale of stock, price per share (in dollars per share) | $ / shares	$ 28.00
Contingent consideration, stock price, trading days, minimum (in days)	20 days
Contingent consideration, stock price, consecutive trading day period (in days)	30 days
Affiliate of AACT | 2025 Simple Agreements For Future Equity
Schedule Of Reverse Recapitalization [Line Items]
SAFE agreement, amount exchanged | $	$ 10,000,000.0
Publicly held shares of AACT | Common Class A
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	5,492,904
Preferred Investors
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from issuance of preferred stock and warrants | $	$ 145,000,000.0
Preferred Investors | PIPE Warrants
Schedule Of Reverse Recapitalization [Line Items]
Percentage of warrant to purchase (in percent)	125.00%
Warrant exercise price (in dollars per share) | $ / shares	$ 12.00
Warrants issued during period (in shares)	17,769,375
Preferred Investors | AACT
Schedule Of Reverse Recapitalization [Line Items]
Subscription agreement, aggregate purchase price | $									$ 145,000,000.0
Preferred Investors | Series A Cumulative Convertible Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Par value (in dollars per share) | $ / shares	$ 0.0001
Stated value (in dollars per share) | $ / shares	$ 1,200
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares)	142,155
Non Redemption Investors | NRA Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants issued during period (in shares)	7,606,666
Loss on issuance of warrants | $			$ 37,000,000.0	$ 37,000,000.0
Non Redemption Investors | AACT & Legacy Kodiak
Schedule Of Reverse Recapitalization [Line Items]
Non-redemption agreement, shares that can't be redeemed (in shares)								3,319,712
Non Redemption Investors | NRA Shares
Schedule Of Reverse Recapitalization [Line Items]
New shares issued during period (in shares)	368,028
Gain (Loss) on Issuance of Common Stock | $			$ 3,200,000	$ 3,200,000
Non Redemption Investors | NRA Shares | NRA Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrant exercise price (in dollars per share) | $ / shares								$ 12.00
Ares Acquisition Holdings II LP | Class a Ordinary shares of AACT
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	12,500,000
Ares Acquisition Holdings II LP | Sponsor Earn Out Securities
Schedule Of Reverse Recapitalization [Line Items]
Shares converted, recapitalization (in shares)	12,500,000
Advisor of Legacy Kodiak | Legacy Kodiak Advisor Shares
Schedule Of Reverse Recapitalization [Line Items]
Stock issued during period for services (in shares)	1,091,519
Stock issued during period for services | $	$ 12,500,000